Net Income and Other Comprehensive Income (Loss) - Interest Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Interest Costs [Abstract]
Interest on lease liabilities	$ 85		$ 0	$ 0
Other interest expenses	19		18	22
Interest expenses	$ 104	$ 3	$ 18	$ 22